GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 7,465,373	$ 2,233,496
Net loss	5,231,877	1,084,886
Cash used in operating activities	$ 1,540,167	$ 2,001,253